Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AERWINS TECHNOLOGIES INC.
Entity Central Index Key	0001855631
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	The Walnut Building
Entity Address, Address Line Two	691 Mill St
Entity Address, Address Line Three	Suite 204
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90021
City Area Code	(702)
Local Phone Number	527-1270
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3411 Silverside Road Tatnall Building
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19810
City Area Code	(302)
Local Phone Number	351-3367
Contact Personnel Name	Corporate Creations Network Inc.